Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Due to related party	$ 392,194		$ 392,194		$ 392,194	$ 382,600
Chief Financial Officer [Member]
Due to related party	16,896		16,896
3 Directors [Member]
Issuance of service shares				30,000
Board [Member]
Line of credit	$ 2,004,767		$ 2,004,767
Common Stock [Member]
Issuance of service shares	2,074,490	15,000	2,074,490	65,000	125,000	20,785,000
Common Stock [Member] | Director [Member]
Issuance of service shares					50,000
Common Stock [Member] | Chief Financial Officer [Member]
Issuance of service shares			500,000
Common Stock [Member] | 3 Directors [Member]
Issuance of service shares				40,000	40,000